Derivative Warrants Liabilities (Tables)	12 Months Ended
Dec. 31, 2024
Derivative Warrants Liabilities [Abstract]
Schedule of Reconciliation of the Fair Value of Derivative Warrants Liabilities

The following tabular presentation reflects the reconciliation of the fair value of derivative warrants liabilities during the years ended December 31, 2024, 2023 and 2022:

	Year ended December 31,
	2024	2023	2022

Opening balance	$72	$138	$50
Recognition of fair value of Warrant Share issued at Effective Date	-	-	88
Amount classified to equity upon determination of the exercise price of Warrant Share (see Note 10D2 below)	(599)	-	-
Change in fair value of derivative warrant liability (see Note 12 below)	577	(66)	-
Closing balance	$50	$72	$138